Sharon Tomko Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4416 sharon.tomko@thehartford.com
May 3, 2017

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:    See Exhibit “A” attached

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 20, 2017.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A
Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 333-101924    Director VIII/VIIIR
Wells Fargo Director II/IIR
Director Preferred II/IIR
File No. 333-105259    Director Epic I/IR
File No. 333-101935    Director Access II/IIR
Director Choice Access II/IIR
File No. 333-101939    The Director Edge II/IIR
File No. 333-101945    The Director Plus II/IIR
Director Preferred Plus II/IIR
File No. 333-105255    The Director Epic Plus I/IR
File No. 333-101951    The Director Outlook II/IIR
Director Select Outlook II/IIR
Wells Fargo Director Outlook II/IIR
Director Preferred Outlook II/IIR
File No. 333-105267    The Director Epic Outlook I/IR
File No. 333-69487    Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
File No. 333-45303    Director Access I/IR
File No. 333-66345    The Director Edge I/IR
File No. 333-91933    The Director Plus I/IR
The Director Select Plus I/IR
The Director Preferred Plus I/IR
File No. 333-39620    The Director Outlook I/IR
Director Select Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Director Preferred I/IR
Wells Fargo Director Outlook I/IR
File No. 333-95781    Director Vision I/IR
File No. 033-73568     The Director VI
The Director Select I
File No. 033-56790     The Director IV-V

Hartford Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-101923    Director VIII/VIIIR
First Horizon Director II
The BB&T Director Series III/IIIR
AmSouth VA Series III/IIIR
The Director Select Series III/IIIR
The Director Choice III/IIIR
The Huntington Director II/IIR
Fifth Third Director II/IIR
Wells Fargo Director II/IIR
Director Ultra
Director Preferred II/IIR
File No. 333-105252    Director Epic I/IR

Hartford Life Insurance Company Separate Account Two (cont'd)
File No. 333-101931    Nations III/IIIR
File No. 333-101935    Director Access II/IIR
File No. 333-101938    The Director Edge II/IIR
File No. 333-101944    The Director Plus II/IIR
AmSouth Variable Annuity Plus II/IIR
Director Select Plus II/IIR
File No. 333-101950    The Director Outlook II/IIR
BB&T Director Outlook II/IIR
AmSouth VA Outlook II/IIR
Director Select Outlook II/IIR
Huntington Director Outlook II/IIR
Classic Director Outlook II/IIR
Wells Fargo Director Outlook II/IIR
File No. 333-105266    The Director Epic Outlook I/IR
File No. 333-69485    Director VII/VIIR
NatCity Director
First Horizon Director
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
File No. 333-69489    Nations II/IIR
File No. 333-45301    Director Access I/IR
Director Choice Access I/IR
File No. 333-66343    The Director Edge I/IR
File No. 333-91925    The Director Plus I/IR
AmSouth VA Plus I/IR
The Director Select Plus I/IR
The Director Preferred Plus I/IR
Director Elite Plus I/IR
The Director Solution Plus I/IR
File No. 333-39612    The Director Outlook I/IR
BB&T Director Outlook I/IR
AmSouth VA Outlook I/IR
Director Select Outlook I/IR
Huntington Director Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Classic Director Outlook I/IR
File No. 033-73570     The Director VI
The BB&T Director I
AmSouth Variable Annuity I
The Director Select I
The Director Choice I

Hartford Life Insurance Company Separate Account Two (cont'd)
File No. 333-41213    Nations I/IR
File No. 033-19945     The Director I
File No. 033-06952     The Director II-V

Hartford Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-136543    The Director 2008
File No. 333-119414    The Director M
Director M Platinum
AmSouth VA M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
File No. 333-119419    The Director M Access
File No. 333-119415    The Director M Edge
File No. 333-119422    The Director M Plus
AmSouth VA M Plus
The Director M Select Plus
File No. 333-119417    The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
File No. 333-101927    Hartford Select Leaders II/IIR/III/IV
File No. 333-102625    Hartford Select Leaders Outlook I/IR/II
File No. 333-35000    Hartford Select Leaders I/IR
File No. 333-69493    Select Dimensions II/IIR
File No. 333-52711    Select Dimensions Asset Manager I/IR
File No. 033-80738    Select Dimensions I/IR

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-136545    The Director 2008
File No. 333-119418    The Director M
Wells Fargo Director M
File No. 333-119423    The Director M Access
File No. 333-119420    The Director M Edge
File No. 333-119416    The Director M Plus
File No. 333-119421    The Director M Outlook
Wells Fargo Director M Outlook
File No. 333-101928    Hartford Select Leaders II/IIR/III/IV
File No. 333-102628    Hartford Select Leaders Outlook I/IR/II
File No. 333-34998    Hartford Select Leaders I/IR
File No. 333-69491    Select Dimensions II/IIR
File No. 333-52707    Select Dimensions Asset Manager I/IR
File No. 033-80732    Select Dimensions I/IR

Hartford Life and Annuity Insurance Company Separate Account Six (“Registrant”)
File No. 033-86330    Hartford Pathmaker

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176150    HPRM Series III
Huntington HPRM Series III
File No. 333-176149    HPRM Select III
File No. 333-168986    HPRM II
Huntington HPRM II
File No. 333-168990    HPRM Select II
File No. 333-148564    HPRM I
Huntington HPRM
HPRM Select
File No. 333-148570    Hartford Leaders IV
Hartford Leaders Platinum I
Hartford Leaders / Chase III
Huntington Hartford Leaders II
Hartford Leaders Ultra
Hartford Leaders Select II
File No. 333-148553    Hartford Leaders Foundation I
File No. 333-101932    Hartford Leaders II/IIR/III
Wells Fargo Leaders I/IR/II
Hartford Leaders / Chase I/II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders V
File No. 333-101937    Hartford Leaders Access II/IIR/III
File No. 333-101942    Hartford Leaders Edge II/IIR/III
File No. 333-101948    Hartford Leaders Plus II/IIR/III
File No. 333-101954    Hartford Leaders Outlook II/IIR/III
Nations Outlook Variable Annuity II/IIR/III
Huntington Hartford Leaders Outlook II/IIR/II
Classic Hartford Leaders Outlook II/IIR/III
Wells Fargo Leaders Outlook I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook III
File No. 333-104356    Hartford Leaders Epic I/IR
File No. 333-105254    Hartford Leaders Epic Plus I/IR
File No. 333-105270    Hartford Leaders Epic Outlook I/IR
File No. 333-69475    Hartford Leaders I/IR
Hartford Leaders Solution I/IR
Hartford Leaders Elite I/IR
Director Focus I/IR
File No. 333-70153    Hartford Leaders Access I/IR
File No. 333-68463    Hartford Leaders Edge I/IR
File No. 333-91927    Hartford Leaders Plus I/IR
Hartford Leaders Elite Plus I/IR
Hartford Leaders Solution Plus I/IR

Hartford Life Insurance Company Separate Account Seven (cont'd)
File No. 333-40414    Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
Huntington Hartford Leaders Outlook I/IR
Classic Hartford Leaders Outlook I/IR
Nations Outlook Variable Annuity I/IR

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176152    HPRM Series III
File No. 333-174679    HPRM Foundation O-Share
File No. 333-168987    HPRM II
File No. 333-168989    HPRM V-A II
File No. 333-148565    HPRM I
File No. 333-159547    HPRM V-A
File No. 333-136548    HPRM Foundation II
File No. 333-148561    Hartford Leaders IV
File No. 333-148555    Hartford Leaders Edge IV
File No. 333-148566    Hartford Leaders Foundation I
File No. 333-101933    Hartford Leaders II/IIR/III
Wells Fargo Leaders I/IR/II
Hartford Select Leaders V
File No. 333-101936    Hartford Leaders Access II/IIR/III
File No. 333-101943    Hartford Leaders Edge II/IIR/III
File No. 333-101949    Hartford Leaders Plus II/IIR/III
File No. 333-101955    Hartford Leaders Outlook II/IIR/III
Wells Fargo Leaders Outlook I/IR/II
Hartford Select Leaders Outlook III
File No. 333-104357    Hartford Leaders Epic I/IR
File No. 333-105256    Hartford Leaders Epic Plus I/IR
File No. 333-105272    Hartford Leaders Epic Outlook I/IR
File No. 333-76419    Hartford Leaders I/IR
Hartford Leaders Solution I/IR
File No. 333-76425    Hartford Leaders Access I/IR
File No. 333-76423    Hartford Leaders Edge I/IR
File No. 333-91921    Hartford Leaders Plus I/IR
Hartford Leaders Solution Plus I/IR
File No. 333-40410    Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
File No. 333-95785    Hartford Leaders Vision I/IR

Hartford Life Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101925    Putnam Hartford Capital Manager VIII/VIIIR
File No. 333-101929    Putnam Hartford Capital Access II/IIR
File No. 333-101940    Putnam Hartford Capital Manager Edge III/IIIR
File No. 333-101946    Putnam Hartford Capital Manager Plus II/IIR
File No. 333-101952    Putnam Hartford Capital Manager Outlook II/IIR

Hartford Life Insurance Company Separate Account Ten (cont'd)
File No. 333-69439    Putnam Hartford Capital Manager VI/VIR
Putnam Hartford Capital Manager VII
Putnam Hartford Asset Manager I/IR
File No. 333-50467    Putnam Hartford Capital Access I/IR
File No. 333-66939    Putnam Hartford Capital Manager Edge I/IR
Putnam Hartford Capital Manager Edge II
File No. 333-91929    Putnam Hartford Capital Manager Plus I/IR
File No. 333-39604    Putnam Hartford Capital Manager Outlook I/IR
File No. 033-73566    Putnam Hartford Capital Manager V
File No. 033-17207    Putnam Hartford Capital Manager I-IV

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101926    Putnam Hartford Capital Manager VIII/VIIIR
File No. 333-101930    Putnam Hartford Capital Access II/IIR
File No. 333-101941    Putnam Hartford Capital Manager Edge III/IIIR
File No. 333-101947    Putnam Hartford Capital Manager Plus II/IIR
File No. 333-101953    Putnam Hartford Capital Manager Outlook II/IIR
File No. 333-69429    Putnam Hartford Capital Manager VI/VIR
Putnam Hartford Capital Manager VII
File No. 333-50465    Putnam Hartford Capital Access I/IR
File No. 333-66935    Putnam Hartford Capital Manager Edge I/IR
Putnam Hartford Capital Manager Edge II
File No. 333-91931    Putnam Hartford Capital Manager Plus I/IR
File No. 333-39608    Putnam Hartford Capital Manager Outlook I/IR
File No. 033-73572    Putnam Hartford Capital Manager V
File No. 033-60702    Putnam Hartford Capital Manager III-IV

Union Security Life Insurance Company of New York Separate Account A (“Registrant”)
File No. 033-71686    Masters
File No. 333-20343    TD Waterhouse

Union Security Insurance Company Variable Account D (“Registrant”)
File No. 333-43799    EmPower
File No. 033-37577    Masters
Masters +
File No. 033-19421    Opportunity
Opportunity +
File No. 333-65233    Triple Crown VA
File No. 033-63935    TD Waterhouse